UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Aerospace & Defense – 2.9%
90,600	Textron, Inc.	$ 3,553,332
76,825	The Boeing Co.	10,390,581

		13,943,913

Air Freight & Logistics – 1.1%
89,243	C.H. Robinson Worldwide, Inc.	5,342,086

Biotechnology* – 0.7%
49,444	Vertex Pharmaceuticals, Inc.	3,572,823

Capital Markets – 2.4%
276,790	AllianceBernstein Holding LP	6,712,158
151,912	Morgan Stanley	4,688,004

		11,400,162

Chemicals – 1.8%
96,045	Eastman Chemical Co.	8,476,932

Commercial Banks – 10.6%
719,179	Bank of America Corp.	10,888,370
145,963	Citigroup, Inc.	6,943,460
106,658	HSBC Holdings PLC ADR	5,623,010
329,626	JPMorgan Chase & Co.	18,317,317
133,347	SunTrust Banks, Inc.	5,109,857
83,800	U.S. Bancorp	3,535,522

		50,417,536

Commercial Services & Supplies – 1.3%
141,033	Waste Management, Inc.	6,301,354

Communications Equipment – 1.6%
304,776	Cisco Systems, Inc.	7,503,585

Computers & Peripherals – 3.8%
13,651	Apple, Inc.	8,641,083
357,967	EMC Corp.	9,507,603

		18,148,686

Consumer Finance – 2.4%
75,563	Capital One Financial Corp.	5,961,165
233,393	Navient Corp.*	3,687,609
233,393	SLM Corp.	2,009,514

		11,658,288

Diversified Telecommunication Services – 1.8%
174,296	Verizon Communications, Inc.	8,707,828

Electric Utilities – 2.6%
204,549	FirstEnergy Corp.	6,917,847
28,096	NextEra Energy, Inc.	2,735,427
75,847	PPL Corp.	2,661,471

		12,314,745

Energy Equipment & Services – 1.4%
105,703	Halliburton Co.	6,832,642

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 2.4%
186,976	The Kroger Co.	$ 8,926,234
32,157	Wal-Mart Stores, Inc.	2,468,693

		11,394,927

Food Products – 1.5%
220,818	ConAgra Foods, Inc.	7,132,421

Health Care Equipment & Supplies – 1.7%
111,707	Covidien PLC	8,166,899

Health Care Providers & Services – 1.9%
115,771	UnitedHealth Group, Inc.	9,218,845

Hotels, Restaurants & Leisure – 1.9%
113,097	Starwood Hotels & Resorts Worldwide, Inc.	9,030,795

Household Products – 0.8%
44,626	The Procter & Gamble Co.	3,605,335

Industrial Conglomerates – 5.2%
920,557	General Electric Co.	24,661,722

Insurance – 8.1%
239,695	American International Group, Inc.	12,960,309
66,926	MetLife, Inc.	3,408,541
122,288	Prudential Financial, Inc.	10,047,182
197,779	The Hartford Financial Services Group, Inc.	6,853,042
54,659	The Travelers Cos., Inc.	5,107,884

		38,376,958

Internet Software & Services* – 0.9%
86,074	eBay, Inc.	4,366,534

Media – 3.6%
85,525	CBS Corp. Class B	5,098,145
167,254	Liberty Global PLC Series C*	7,158,471
56,060	Viacom, Inc. Class B	4,783,600

		17,040,216

Multi-Utilities – 1.5%
151,829	PG&E Corp.	6,964,396

Oil, Gas & Consumable Fuels – 14.0%
78,095	Apache Corp.	7,280,016
68,803	BP PLC ADR	3,471,111
63,341	ConocoPhillips	5,063,480
237,848	Devon Energy Corp.	17,576,967
262,595	Exxon Mobil Corp.	26,398,676
114,121	NGL Energy Partners LP	4,564,840
52,258	Southwestern Energy Co.*	2,376,171

		66,731,261

Pharmaceuticals – 10.5%
140,178	Eli Lilly & Co.	8,391,055
362,907	Merck & Co., Inc.	20,997,799
99,642	Mylan, Inc.*	4,966,157
536,458	Pfizer, Inc.	15,895,251

		50,250,262

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 1.9%
39,136	AvalonBay Communities, Inc.	$ 5,551,050
445,668	MFA Financial, Inc.	3,667,848

		9,218,898

Semiconductors & Semiconductor Equipment – 1.6%
274,490	Intel Corp.	7,499,067

Software – 1.5%
173,039	Microsoft Corp.	7,084,217

Specialty Retail – 4.2%
175,480	L Brands, Inc.	10,070,797
240,269	The Gap, Inc.	9,906,291

		19,977,088

Thrifts & Mortgage Finance – 1.6%
486,581	New York Community Bancorp, Inc.	7,434,958

TOTAL COMMON STOCKS		$472,775,379

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.9%
Repurchase Agreement – 0.9%
Joint Repurchase Agreement Account II
$4,200,000	0.083%	06/02/14	$ 4,200,000

TOTAL INVESTMENTS – 100.1%			$476,975,379

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(368,181)

NET ASSETS – 100.0%			$476,607,198

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$392,281,093

Gross unrealized gain	87,607,670
Gross unrealized loss	(2,913,384)

Net unrealized security gain	$84,694,286

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Aerospace & Defense – 2.8%
276,399	Textron, Inc.	$ 10,840,369
225,758	The Boeing Co.	30,533,769

		41,374,138

Air Freight & Logistics – 1.1%
272,240	C.H. Robinson Worldwide, Inc.	16,296,286

Beverages – 0.7%
92,594	Anheuser-Busch InBev NV ADR	10,177,933

Biotechnology* – 2.1%
120,688	Celgene Corp.	18,468,885
169,850	Vertex Pharmaceuticals, Inc.	12,273,361

		30,742,246

Capital Markets – 2.9%
132,978	Ameriprise Financial, Inc.	14,974,653
269,468	Franklin Resources, Inc.	14,877,328
449,390	Morgan Stanley, Inc.	13,868,175

		43,720,156

Chemicals – 2.5%
125,493	Celanese Corp. Series A	7,868,411
213,652	Eastman Chemical Co.	18,856,925
193,415	The Dow Chemical Co.	10,080,790

		36,806,126

Commercial Banks – 10.0%
3,298,214	Bank of America Corp.	49,934,960
865,699	Citigroup, Inc.	41,181,301
779,019	JPMorgan Chase & Co.	43,290,086
370,657	SunTrust Banks, Inc.	14,203,576

		148,609,923

Commercial Services & Supplies – 1.1%
385,443	Waste Management, Inc.	17,221,593

Communications Equipment – 0.9%
543,094	Cisco Systems, Inc.	13,370,974

Computers & Peripherals – 3.9%
34,469	Apple, Inc.	21,818,877
1,347,618	EMC Corp.	35,792,734

		57,611,611

Consumer Finance – 3.4%
328,518	Capital One Financial Corp.	25,916,785
1,039,799	Navient Corp.*	16,428,824
1,026,694	SLM Corp.	8,839,836

		51,185,445

Diversified Telecommunication Services – 2.1%
618,039	Verizon Communications, Inc.	30,877,228

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 1.7%
441,073	FirstEnergy Corp.	$ 14,917,089
112,648	NextEra Energy, Inc.	10,967,409

		25,884,498

Energy Equipment & Services – 1.4%
324,452	Halliburton Co.	20,972,577

Food & Staples Retailing – 2.0%
625,617	The Kroger Co.	29,866,956

Food Products – 0.9%
412,888	ConAgra Foods, Inc.	13,336,282

Health Care Equipment & Supplies – 3.5%
371,396	Covidien PLC	27,152,762
409,469	Medtronic, Inc.	24,989,893

		52,142,655

Health Care Providers & Services – 1.8%
339,884	UnitedHealth Group, Inc.	27,064,963

Hotels, Restaurants & Leisure – 1.5%
402,724	MGM Resorts International*	10,370,143
149,519	Starwood Hotels & Resorts Worldwide, Inc.	11,939,092

		22,309,235

Household Durables* – 0.7%
294,142	Toll Brothers, Inc.	10,653,823

Household Products – 0.7%
137,044	The Procter & Gamble Co.	11,071,785

Industrial Conglomerates – 4.9%
2,734,142	General Electric Co.	73,247,664

Insurance – 8.0%
839,823	American International Group, Inc.	45,409,230
186,391	MetLife, Inc.	9,492,894
391,172	Prudential Financial, Inc.	32,138,691
615,914	The Hartford Financial Services Group, Inc.	21,341,420
113,664	The Travelers Cos., Inc.	10,621,901

		119,004,136

Internet & Catalog Retail – 1.0%
208,662	Expedia, Inc.	15,294,925

Internet Software & Services* – 2.2%
325,746	eBay, Inc.	16,525,095
27,908	Google, Inc. Class A	15,953,608

		32,478,703

Media – 4.5%
442,555	CBS Corp. Class B	26,380,704
599,263	Liberty Global PLC Series C*	25,648,456
184,820	Viacom, Inc. Class B	15,770,691

		67,799,851

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Multi-Utilities – 1.3%
423,609	PG&E Corp.	$ 19,430,945

Oil, Gas & Consumable Fuels – 12.5%
370,842	Apache Corp.	34,569,891
709,894	Devon Energy Corp.	52,461,167
754,159	Exxon Mobil Corp.	75,815,604
513,985	Southwestern Energy Co.*	23,370,898

		186,217,560

Personal Products – 1.5%
297,468	The Estee Lauder Cos., Inc. Class A	22,791,998

Pharmaceuticals – 6.4%
250,339	Eli Lilly & Co.	14,985,293
421,482	Merck & Co., Inc.	24,386,948
394,020	Mylan, Inc.*	19,637,957
1,230,627	Pfizer, Inc.	36,463,478

		95,473,676

Real Estate Investment Trusts – 1.3%
132,054	AvalonBay Communities, Inc.	18,730,539

Semiconductors & Semiconductor Equipment – 2.8%
985,370	Intel Corp.	26,920,309
415,221	Maxim Integrated Products, Inc.	14,221,319

		41,141,628

Software – 2.3%
224,834	Adobe Systems, Inc.*	14,510,786
472,677	Microsoft Corp.	19,351,397

		33,862,183

Specialty Retail – 3.1%
344,967	L Brands, Inc.	19,797,656
646,778	The Gap, Inc.	26,666,657

		46,464,313

TOTAL COMMON STOCKS		$1,483,234,554

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.6%
Repurchase Agreement – 0.6%
Joint Repurchase Agreement Account II
$9,500,000	0.083%	06/02/14	$ 9,500,000

TOTAL INVESTMENTS – 100.1%			$1,492,734,554

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(1,887,403)

NET ASSETS – 100.0%			$1,490,847,151

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,270,458,462

Gross unrealized gain	241,026,300
Gross unrealized loss	(18,750,208)

Net unrealized security gain	$222,276,092

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.6%
Aerospace & Defense – 2.9%
3,410,684	Textron, Inc.	$ 133,767,027
2,360,961	Triumph Group, Inc.	163,614,597

		297,381,624

Airlines* – 1.2%
2,743,242	United Continental Holdings, Inc.	121,717,648

Beverages* – 0.5%
599,392	Constellation Brands, Inc. Class A	50,426,849

Building Products* – 0.9%
1,781,850	Armstrong World Industries, Inc.	94,562,780

Capital Markets – 3.2%
3,628,257	E*TRADE Financial Corp.*	73,907,595
4,153,204	Invesco Ltd.	152,422,587
2,136,821	Raymond James Financial, Inc.	103,422,136

		329,752,318

Chemicals – 2.5%
2,301,133	Celanese Corp. Series A	144,281,039
1,485,683	The Valspar Corp.	110,921,093

		255,202,132

Commercial Banks – 5.4%
1,888,890	First Republic Bank	96,068,945
12,602,829	Huntington Bancshares, Inc.	116,828,225
7,497,513	KeyCorp	102,640,953
1,351,607	M&T Bank Corp.	164,044,542
628,711	Signature Bank*	72,817,308

		552,399,973

Commercial Services & Supplies – 1.2%
2,781,920	Tyco International Ltd.	121,402,989

Communications Equipment* – 0.6%
580,375	F5 Networks, Inc.	62,999,706

Computers & Peripherals – 0.8%
2,137,884	NetApp, Inc.	79,123,087

Construction & Engineering – 0.4%
1,687,684	KBR, Inc.	40,993,844

Consumer Finance – 2.1%
6,492,596	Navient Corp.*	102,583,017
12,394,778	SLM Corp.	106,719,038

		209,302,055

Containers & Packaging – 1.2%
1,708,425	Packaging Corp. of America	118,154,673

Diversified Financial Services – 2.2%
3,610,187	The NASDAQ OMX Group, Inc.	136,826,087
2,341,472	Voya Financial, Inc.	83,824,698

		220,650,785

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 3.3%
1,824,440	Edison International	$ 100,599,622
4,396,371	FirstEnergy Corp.	148,685,267
2,806,504	Xcel Energy, Inc.	86,328,063

		335,612,952

Energy Equipment & Services* – 1.9%
1,854,912	Cameron International Corp.	118,621,622
657,186	Oil States International, Inc.	70,700,070

		189,321,692

Food & Staples Retailing – 1.5%
3,279,468	The Kroger Co.	156,561,802

Food Products – 1.0%
1,350,534	Ingredion, Inc.	102,843,164

Health Care Equipment & Supplies – 2.1%
656,352	C.R. Bard, Inc.	97,081,024
1,092,970	Zimmer Holdings, Inc.	114,051,420

		211,132,444

Health Care Providers & Services – 5.4%
2,843,057	Cardinal Health, Inc.	200,805,116
2,188,834	Cigna Corp.	196,513,517
550,627	Humana, Inc.	68,531,036
1,719,370	Tenet Healthcare Corp.*	80,810,390

		546,660,059

Hotels, Restaurants & Leisure – 2.0%
3,643,346	MGM Resorts International*	93,816,159
1,336,095	Starwood Hotels & Resorts Worldwide, Inc.	106,687,186

		200,503,345

Household Durables* – 1.0%
2,732,669	Toll Brothers, Inc.	98,977,271

Household Products – 0.4%
350,983	Energizer Holdings, Inc.	40,714,028

Independent Power Producers & Energy Traders* – 0.8%
3,499,379	Calpine Corp.	81,605,518

Industrial Conglomerates – 1.6%
1,369,073	Carlisle Cos., Inc.	116,179,535
290,906	Roper Industries, Inc.	41,215,562

		157,395,097

Insurance – 8.8%
2,524,956	Arthur J. Gallagher & Co.	115,718,733
730,696	Everest Re Group Ltd.	116,925,974
2,158,510	Genworth Financial, Inc. Class A*	36,673,085
3,424,096	Lincoln National Corp.	164,219,644
3,804,424	Principal Financial Group, Inc.	177,932,911
2,106,795	Unum Group	71,441,418
2,035,936	Validus Holdings Ltd.	76,001,491
4,069,823	XL Group PLC	132,106,455

		891,019,711

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Catalog Retail – 1.8%
1,163,192	Expedia, Inc.	$ 85,261,973
3,377,282	Liberty Interactive Corp. Class A*	98,380,225

		183,642,198

IT Services – 1.8%
1,173,716	Global Payments, Inc.	80,469,969
8,647,607	Xerox Corp.	106,797,946

		187,267,915

Life Sciences Tools & Services – 2.0%
3,555,954	Agilent Technologies, Inc.	202,476,021

Machinery – 4.2%
1,803,718	Crane Co.	133,673,541
1,545,779	ITT Corp.	67,519,627
323,495	Parker Hannifin Corp.	40,511,279
1,967,874	Terex Corp.	75,684,434
1,743,384	The Timken Co.	111,960,120

		429,349,001

Media – 2.4%
1,182,849	AMC Networks, Inc. Class A*	73,194,696
842,143	Liberty Media Corp. Class A*	107,061,640
878,652	Scripps Networks Interactive Class A	67,181,732

		247,438,068

Metals & Mining – 1.4%
2,098,168	Newmont Mining Corp.	48,027,065
1,268,582	Reliance Steel & Aluminum Co.	91,274,475

		139,301,540

Multi-Utilities – 2.4%
804,634	PG&E Corp.	36,908,562
1,377,093	SCANA Corp.	71,608,836
1,385,206	Sempra Energy	139,005,422

		247,522,820

Oil, Gas & Consumable Fuels – 6.5%
5,480,819	Chesapeake Energy Corp.	157,409,122
1,204,987	Cimarex Energy Co.	155,599,971
725,109	EQT Corp.	77,499,650
2,964,029	Newfield Exploration Co.*	108,127,778
662,980	Range Resources Corp.	61,623,991
1,825,013	Tesoro Corp.	102,565,730

		662,826,242

Paper & Forest Products* – 0.6%
4,107,278	Louisiana-Pacific Corp.	58,323,348

Pharmaceuticals* – 0.7%
976,246	Endo International PLC	68,913,205

Shares	Description	Value
Common Stocks – (continued)
Professional Services – 0.5%
499,385	The Dun & Bradstreet Corp.	$ 51,561,501

Real Estate Investment Trusts – 6.4%
1,207,982	AvalonBay Communities, Inc.	171,340,167
1,306,927	Camden Property Trust	91,798,552
5,130,413	DDR Corp.	88,807,449
1,656,749	RLJ Lodging Trust	45,908,515
4,097,195	Starwood Property Trust, Inc.	99,930,586
1,464,087	Tanger Factory Outlet Centers, Inc.	51,857,962
1,373,811	Taubman Centers, Inc.	102,898,444

		652,541,675

Road & Rail – 1.5%
2,344,983	Hertz Global Holdings, Inc.*	69,223,898
758,598	Kansas City Southern	81,564,457

		150,788,355

Semiconductors & Semiconductor Equipment – 5.0%
3,483,810	Altera Corp.	115,418,625
1,431,344	Analog Devices, Inc.	74,973,799
4,454,017	Applied Materials, Inc.	89,926,603
9,091,149	Atmel Corp.*	76,183,829
4,372,439	Maxim Integrated Products, Inc.	149,756,036

		506,258,892

Software* – 3.4%
1,420,045	Check Point Software Technologies Ltd.	91,564,502
2,122,050	Citrix Systems, Inc.	131,503,438
1,710,932	PTC, Inc.	62,962,298
2,972,394	TIBCO Software, Inc.	63,936,195

		349,966,433

Specialty Retail – 2.4%
1,809,378	GNC Acquisition Holdings, Inc. Class A	66,802,236
4,167,357	Staples, Inc.	46,882,766
3,143,183	The Gap, Inc.	129,593,435

		243,278,437

Textiles, Apparel & Luxury Goods – 1.7%
488,909	Fossil Group, Inc.*	51,218,107
896,797	PVH Corp.	118,045,389

		169,263,496

TOTAL COMMON STOCKS		$10,117,136,693

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.3%
Repurchase Agreement – 0.3%
Joint Repurchase Agreement Account II
$27,600,000	0.083%	06/02/14	$ 27,600,000

TOTAL INVESTMENTS – 99.9%			$10,144,736,693

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			6,353,229

NET ASSETS – 100.0%			$10,151,089,922

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$8,617,912,464

Gross unrealized gain	1,640,170,323
Gross unrealized loss	(113,346,094)

Net unrealized security gain	$1,526,824,229

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 2.8%
446,958	Cubic Corp.	$ 21,744,507
585,852	Esterline Technologies Corp.*	65,293,205
704,679	Moog, Inc. Class A*	50,779,169
333,600	Teledyne Technologies, Inc.*	31,615,272

		169,432,153

Air Freight & Logistics – 0.5%
636,070	Forward Air Corp.	28,534,100

Auto Components – 1.1%
1,363,226	American Axle & Manufacturing Holdings, Inc.*	25,274,210
256,307	Dana Holding Corp.	5,674,637
585,618	Tenneco, Inc.*	37,333,148

		68,281,995

Biotechnology* – 1.0%
2,492,904	Exact Sciences Corp.	33,604,346
2,102,817	Infinity Pharmaceuticals, Inc.	21,238,452
123,165	TESARO, Inc.	3,281,115

		58,123,913

Building Products* – 0.5%
788,118	NCI Building Systems, Inc.	13,200,977
517,420	Trex Co., Inc.	15,993,452

		29,194,429

Capital Markets – 2.4%
1,749,691	Apollo Investment Corp.	14,662,411
239,724	Cohen & Steers, Inc.	9,706,425
536,586	E*TRADE Financial Corp.*	10,930,257
473,944	Golub Capital BDC, Inc.	8,066,527
71,927	Manning & Napier, Inc.	1,229,232
305,490	Moelis & Co.*	9,610,715
743,577	New Mountain Finance Corp.	10,573,665
288,841	PennantPark Investment Corp.	3,191,693
257,254	Solar Capital Ltd.	5,361,173
223,895	Solar Senior Capital Ltd.	3,752,480
762,771	Stifel Financial Corp.*	34,477,249
156,281	Virtus Investment Partners, Inc.*	28,832,282

		140,394,109

Chemicals – 3.8%
246,341	Axiall Corp.	11,383,418
212,076	H.B. Fuller Co.	10,143,595
555,066	Methanex Corp.	31,694,268
140,150	Minerals Technologies, Inc.	8,689,300
1,662,128	PolyOne Corp.	66,701,197
279,072	Quaker Chemical Corp.	20,659,700
1,087,209	Taminco Corp.*	23,168,424
309,959	W.R. Grace & Co.*	28,541,025
305,330	Westlake Chemical Corp.	24,685,930

		225,666,857

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – 13.8%
2,155,749	BancorpSouth, Inc.	$ 50,660,102
955,543	Bank of the Ozarks, Inc.	56,415,259
672,044	Banner Corp.	25,651,919
2,039,229	Boston Private Financial Holdings, Inc.	25,775,855
370,372	Bridge Capital Holdings*	8,385,222
765,053	CoBiz, Inc.	7,933,600
698,301	Community Bank System, Inc.	24,796,669
495,470	First Financial Bankshares, Inc.	29,470,556
461,754	First Financial Holdings, Inc.	27,183,458
1,074,267	First Midwest Bancorp, Inc.	17,188,272
857,600	Flushing Financial Corp.	17,057,664
1,628,867	Glacier Bancorp, Inc.	42,790,336
413,944	Heritage Financial Corp.	6,519,618
900,720	Home Bancshares, Inc.	27,480,967
476,750	Independent Bank Corp.	17,258,350
240,790	Independent Bank Group, Inc.	11,256,933
276,179	Lakeland Financial Corp.	9,992,156
1,421,814	MB Financial, Inc.	38,161,488
1,029,962	PacWest Bancorp	41,631,064
803,652	Pinnacle Financial Partners, Inc.	27,742,067
1,719,706	PrivateBancorp, Inc.	45,933,347
548,416	Prosperity Bancshares, Inc.	31,879,422
373,509	Sandy Spring Bancorp, Inc.	8,855,898
152,369	Sierra Bancorp	2,412,001
247,566	Signature Bank*	28,673,094
258,176	Southcoast Financial Corp.*	1,758,179
657,852	Southwest Bancorp, Inc.	11,315,054
148,441	Summit State Bank	1,641,757
784,531	Texas Capital Bancshares, Inc.*	40,167,987
181,714	The First of Long Island Corp.	7,008,709
372,609	TriCo Bancshares	8,529,020
754,125	UMB Financial Corp.	41,627,700
442,362	Umpqua Holdings Corp.	7,329,938
1,301,685	ViewPoint Financial Group, Inc.	32,346,872
1,477,452	Webster Financial Corp.	44,205,364

		827,035,897

Commercial Services & Supplies – 1.9%
765,377	Ceco Environmental Corp.	10,960,199
502,626	G&K Services, Inc. Class A	26,041,053
671,400	Mobile Mini, Inc.	29,239,470
1,097,084	Progressive Waste Solutions Ltd.	28,414,475
664,279	West Corp.	17,802,677

		112,457,874

Communications Equipment – 1.0%
793,995	ADTRAN, Inc.	17,817,248
727,666	Digi International, Inc.*	6,468,951
2,713,737	Extreme Networks, Inc.*	10,800,673
1,312,836	RADWARE Ltd.*	22,213,185

		57,300,057

Computers & Peripherals* – 0.4%
563,471	Electronics for Imaging, Inc.	22,927,635

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering – 1.2%
894,760	Comfort Systems USA, Inc.	$ 14,763,540
959,722	EMCOR Group, Inc.	42,726,824
640,215	MYR Group, Inc.*	16,018,179

		73,508,543

Consumer Finance* – 0.3%
348,762	First Cash Financial Services, Inc.	18,316,980

Containers & Packaging* – 0.4%
2,246,085	Graphic Packaging Holding Co.	24,684,474

Diversified Financial Services – 0.2%
219,893	MarketAxess Holdings, Inc.	11,731,292

Diversified Telecommunication Services* – 0.5%
2,406,839	Premiere Global Services, Inc.	31,312,975

Electric Utilities – 4.3%
718,533	ALLETE, Inc.	35,689,534
1,307,824	Cleco Corp.	68,046,083
1,065,133	El Paso Electric Co.	40,592,218
894,454	IDACORP, Inc.	49,042,913
718,664	PNM Resources, Inc.	20,453,177
1,331,097	Portland General Electric Co.	44,019,378

		257,843,303

Electrical Equipment* – 0.3%
821,184	Thermon Group Holdings, Inc.	19,338,883

Electronic Equipment, Instruments & Components – 2.3%
426,604	Anixter International, Inc.	43,940,212
390,457	Belden, Inc.	28,108,999
1,018,894	CTS Corp.	17,840,834
271,748	Littelfuse, Inc.	23,821,430
1,315,319	Newport Corp.*	24,372,861

		138,084,336

Energy Equipment & Services – 2.9%
198,212	C&J Energy Services, Inc.*	6,067,269
228,444	Dril-Quip, Inc.*	23,351,546
1,689,057	Forum Energy Technologies, Inc.*	55,806,443
359,734	Gulfmark Offshore, Inc. Class A	16,695,255
3,676,117	Newpark Resources, Inc.*	41,393,078
411,336	Tesco Corp.	8,761,457
1,725,255	TETRA Technologies, Inc.*	19,892,190

		171,967,238

Food & Staples Retailing* – 0.2%
150,932	Susser Holdings Corp.	11,970,417

Food Products – 0.7%
408,941	B&G Foods, Inc.	14,010,319
314,231	The Hain Celestial Group, Inc.*	28,507,036

		42,517,355

Shares	Description	Value
Common Stocks – (continued)
Gas Utilities – 1.1%
1,218,114	Southwest Gas Corp.	$ 63,780,449

Health Care Equipment & Supplies – 1.1%
1,605,434	Endologix, Inc.*	20,966,968
664,943	Hill-Rom Holdings, Inc.	26,391,588
903,622	Tornier NV*	19,436,909

		66,795,465

Health Care Providers & Services – 1.7%
541,249	Air Methods Corp.*	26,088,202
844,743	HealthSouth Corp.	29,667,374
353,058	Surgical Care Affiliates, Inc.*	10,196,315
471,081	WellCare Health Plans, Inc.*	36,485,223

		102,437,114

Health Care Technology – 1.1%
3,055,600	Allscripts Healthcare Solutions, Inc.*	45,039,544
1,431,050	Quality Systems, Inc.	22,281,448

		67,320,992

Hotels, Restaurants & Leisure – 2.1%
822,045	Bloomin’ Brands, Inc.*	17,131,418
929,599	Diamond Resorts International, Inc.*	17,885,485
523,656	Jack in the Box, Inc.	30,230,661
441,229	Marriott Vacations Worldwide Corp.*	24,995,623
503,576	Vail Resorts, Inc.	35,094,211

		125,337,398

Household Durables* – 1.0%
539,417	Meritage Homes Corp.	21,636,016
2,755,991	Standard Pacific Corp.	22,130,608
517,519	William Lyon Homes Class A	13,605,574

		57,372,198

Household Products – 0.9%
710,953	Spectrum Brands Holdings, Inc.	55,361,910

Industrial Conglomerates – 0.8%
538,509	Carlisle Cos., Inc.	45,697,874

Insurance – 4.1%
2,420,262	American Equity Investment Life Holding Co.	54,504,300
144,390	AMERISAFE, Inc.	5,560,459
3,472,046	CNO Financial Group, Inc.	56,004,102
514,778	Endurance Specialty Holdings Ltd.	26,624,318
86,280	Enstar Group Ltd.*	12,156,852
497,038	Fidelity & Guaranty Life	10,636,613
2,089,315	Maiden Holdings Ltd.	25,573,216
1,305,035	Meadowbrook Insurance Group, Inc.	8,887,288
629,867	ProAssurance Corp.	28,627,455
428,121	RLI Corp.	19,094,197

		247,668,800

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Catalog Retail – 0.6%
641,779	HSN, Inc.	$ 35,695,748

Internet Software & Services* – 0.3%
1,018,397	Everyday Health, Inc.	18,107,099

IT Services – 1.0%
405,156	CACI International, Inc. Class A*	28,928,139
1,431,215	Convergys Corp.	31,229,111

		60,157,250

Leisure Equipment & Products – 0.4%
125,292	Arctic Cat, Inc.	4,673,392
504,554	Brunswick Corp.	21,746,277

		26,419,669

Machinery – 3.3%
1,222,948	Actuant Corp. Class A	43,451,342
932,171	Barnes Group, Inc.	34,844,552
377,522	CIRCOR International, Inc.	28,789,828
427,607	Crane Co.	31,689,955
250,429	Graco, Inc.	18,276,308
318,077	RBC Bearings, Inc.	19,075,078
463,963	Woodward, Inc.	20,739,146

		196,866,209

Media* – 0.9%
230,276	Carmike Cinemas, Inc.	7,921,495
1,967,128	Live Nation Entertainment, Inc.	46,660,276

		54,581,771

Metals & Mining – 1.7%
840,605	Coeur Mining, Inc.*	5,749,738
742,505	Commercial Metals Co.	13,179,464
1,082,568	Globe Specialty Metals, Inc.	21,640,535
549,715	Kaiser Aluminum Corp.	37,638,986
224,464	Olympic Steel, Inc.	5,310,818
977,012	SunCoke Energy, Inc.*	19,618,401

		103,137,942

Multi-Utilities – 0.9%
438,647	Black Hills Corp.	25,296,772
566,301	NorthWestern Corp.	27,182,448

		52,479,220

Oil, Gas & Consumable Fuels – 4.8%
557,220	Delek US Holdings, Inc.	17,312,825
1,930,202	Laredo Petroleum, Inc.*	53,408,689
1,190,551	Parsley Energy, Inc. Class A*	28,299,397
791,755	Penn Virginia Corp.*	12,018,841
3,117,775	Rex Energy Corp.*(a)	61,981,367
1,537,070	Rice Energy, Inc.*	48,771,231
1,952,338	RSP Permian, Inc.*	52,713,126
305,275	Western Refining, Inc.	12,522,381

		287,027,857

Shares	Description	Value
Common Stocks – (continued)
Paper & Forest Products* – 0.8%
1,697,091	KapStone Paper and Packaging Corp.	$ 49,300,494

Pharmaceuticals* – 0.4%
668,168	Prestige Brands Holdings, Inc.	22,851,346

Professional Services* – 0.2%
429,214	TrueBlue, Inc.	11,678,913

Real Estate Investment Trusts – 11.7%
1,382,930	Acadia Realty Trust	38,155,039
1,525,867	American Campus Communities, Inc.	59,264,674
2,006,257	Apollo Commercial Real Estate Finance, Inc.	33,604,805
1,423,453	Blackstone Mortgage Trust, Inc. Class A	42,305,023
2,198,759	CBL & Associates Properties, Inc.	41,380,644
1,420,303	Chesapeake Lodging Trust	41,430,239
2,962,283	CubeSmart	54,032,042
1,175,369	DuPont Fabros Technology, Inc.	30,054,185
1,177,853	Highwoods Properties, Inc.	47,797,275
1,494,263	Hudson Pacific Properties, Inc.	35,414,033
4,116,760	MFA Financial, Inc.	33,880,935
390,090	Mid-America Apartment Communities, Inc.	28,223,011
742,536	National Health Investors, Inc.	46,571,858
973,107	Pebblebrook Hotel Trust	34,584,223
463,117	PS Business Parks, Inc.	38,989,820
3,891,913	Strategic Hotels & Resorts, Inc.*	42,421,852
1,245,924	Terreno Realty Corp.	24,170,926
2,709,912	Two Harbors Investment Corp.	28,535,373

		700,815,957

Real Estate Management & Development – 0.8%
1,889,677	Kennedy-Wilson Holdings, Inc.	46,807,299

Road & Rail – 0.1%
160,006	Celadon Group, Inc.	3,737,740

Semiconductors & Semiconductor Equipment – 4.1%
726,646	Cabot Microelectronics Corp.*	31,267,577
2,762,352	Entegris, Inc.*	31,684,177
1,762,793	Fairchild Semiconductor International, Inc.*	25,860,173
2,760,627	Intersil Corp. Class A	38,842,022
907,862	Micrel, Inc.	9,668,730
1,228,088	MKS Instruments, Inc.	35,430,339
2,753,016	PMC-Sierra, Inc.*	19,463,823
168,719	Power Integrations, Inc.	8,484,879
996,559	Semtech Corp.*	25,850,741
1,019,251	TriQuint Semiconductor, Inc.*	15,859,546

		242,412,007

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – 1.9%
717,297	Monotype Imaging Holdings, Inc.	$ 18,470,398
693,284	PTC, Inc.*	25,512,851
819,144	SS&C Technologies Holdings, Inc.*	34,936,492
753,889	Verint System, Inc.*	34,927,677

		113,847,418

Specialty Retail – 1.9%
505,101	Asbury Automotive Group, Inc.*	32,649,729
798,620	GNC Acquisition Holdings, Inc. Class A	29,485,050
256,291	Monro Muffler Brake, Inc.	13,842,277
3,295,668	Office Depot, Inc.*	16,873,820
516,483	Shoe Carnival, Inc.	9,658,232
253,469	The Men’s Wearhouse, Inc.	12,617,687

		115,126,795

Textiles, Apparel & Luxury Goods – 1.5%
307,669	Carter’s, Inc.	22,192,165
446,128	Kate Spade & Co.*	16,243,521
821,608	Movado Group, Inc.	31,459,370
602,693	Steven Madden Ltd.*	19,201,799

		89,096,855

Thrifts & Mortgage Finance – 1.9%
819,486	Brookline Bancorp, Inc.	7,326,205
561,758	Dime Community Bancshares	8,493,781
989,027	Home Loan Servicing Solutions Ltd.	22,055,302
715,414	Oritani Financial Corp.	10,781,289
1,101,483	Provident Financial Services, Inc.	18,648,107
2,477,617	Radian Group, Inc.	35,727,237
172,780	WSFS Financial Corp.	11,735,218

		114,767,139

Trading Companies & Distributors – 1.6%
598,278	Applied Industrial Technologies, Inc.	28,489,998
862,650	Kaman Corp.	36,688,505
325,763	WESCO International, Inc.*	27,826,675

		93,005,178

TOTAL COMMON STOCKS		$5,810,316,921

Exchange Traded Fund – 1.3%
783,766	iShares Russell 2000 Value ETF	$ 77,490,945

Investment Company – 0.1%
Capital Markets – 0.1%
359,624	THL Credit, Inc.	$ 4,782,999

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 1.8%
Repurchase Agreement – 1.8%
Joint Repurchase Agreement Account II
$104,700,000	0.083%	06/02/14	$ 104,700,000

TOTAL INVESTMENTS – 100.4%			$5,997,290,865

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(21,014,372)

NET ASSETS – 100.0%			$5,976,276,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,767,995,682

Gross unrealized gain	1,304,110,541
Gross unrealized loss	(74,815,358)

Net unrealized security gain	$1,229,295,183

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 100.7%
Aerospace & Defense – 2.2%
461	Esterline Technologies Corp.*	$ 51,379
444	Triumph Group, Inc.	30,769

		82,148

Auto Components – 1.9%
632	Dana Holding Corp.	13,993
495	TRW Automotive Holdings Corp.*	42,011
139	Visteon Corp.*	12,668

		68,672

Beverages* – 0.9%
375	Constellation Brands, Inc. Class A	31,549

Biotechnology* – 0.3%
348	TESARO, Inc.	9,271

Building Products – 0.4%
270	A.O. Smith Corp.	13,333

Capital Markets – 1.6%
526	Ares Capital Corp.	9,068
1,610	E*TRADE Financial Corp.*	32,796
393	Stifel Financial Corp.*	17,764

		59,628

Chemicals – 3.1%
293	Huntsman Corp.	7,820
224	Methanex Corp.	12,790
1,337	PolyOne Corp.	53,654
628	Taminco Corp.*	13,383
128	W.R. Grace & Co.*	11,786
193	Westlake Chemical Corp.	15,604

		115,037

Commercial Banks – 10.0%
1,170	BancorpSouth, Inc.	27,495
507	Bank of the Ozarks, Inc.	29,933
560	BankUnited, Inc.	18,222
479	Cullen/Frost Bankers, Inc.	35,858
951	East West Bancorp, Inc.	31,840
868	Glacier Bancorp, Inc.	22,802
695	PacWest Bancorp	28,092
984	PrivateBancorp, Inc.	26,283
555	Prosperity Bancshares, Inc.	32,262
306	Signature Bank*	35,441
484	Texas Capital Bancshares, Inc.*	24,781
465	UMB Financial Corp.	25,668
908	Webster Financial Corp.	27,167

		365,844

Commercial Services & Supplies – 0.8%
627	Waste Connections, Inc.	28,572

Communications Equipment* – 0.7%
246	F5 Networks, Inc.	26,703

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering – 1.0%
565	KBR, Inc.	$ 13,724
676	Quanta Services, Inc.*	22,950

		36,674

Consumer Finance* – 0.3%
218	First Cash Financial Services, Inc.	11,449

Containers & Packaging – 1.7%
3,220	Graphic Packaging Holding Co.*	35,388
411	Packaging Corp. of America	28,425

		63,813

Diversified Financial Services – 0.2%
136	MarketAxess Holdings, Inc.	7,256

Electric Utilities – 4.0%
423	ALLETE, Inc.	21,011
580	Cleco Corp.	30,177
483	IDACORP, Inc.	26,483
936	OGE Energy Corp.	34,379
913	Westar Energy, Inc.	32,914

		144,964

Electrical Equipment* – 0.8%
641	Sensata Technologies Holding NV	27,492

Electronic Equipment, Instruments & Components – 2.8%
303	Anixter International, Inc.	31,209
331	Belden, Inc.	23,829
991	Ingram Micro, Inc. Class A*	27,520
1,443	Vishay Intertechnology, Inc.	21,529

		104,087

Energy Equipment & Services – 3.4%
302	Dril-Quip, Inc.*	30,871
1,214	Forum Energy Technologies, Inc.*	40,111
311	Oil States International, Inc.*	33,457
838	RPC, Inc.	18,511

		122,950

Food Products* – 0.4%
149	The Hain Celestial Group, Inc.	13,517

Gas Utilities – 1.7%
571	Atmos Energy Corp.	28,607
1,454	Questar Corp.	34,998

		63,605

Health Care Equipment & Supplies – 1.3%
430	Hill-Rom Holdings, Inc.	17,067
157	Teleflex, Inc.	16,742
377	Thoratec Corp.*	12,486

		46,295

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – 2.3%
584	Envision Healthcare Holdings, Inc.*	$ 20,136
578	HealthSouth Corp.	20,299
450	Tenet Healthcare Corp.*	21,150
290	WellCare Health Plans, Inc.*	22,461

		84,046

Health Care Technology* – 0.8%
1,887	Allscripts Healthcare Solutions, Inc.	27,814

Hotels, Restaurants & Leisure – 1.8%
369	Jack in the Box, Inc.	21,302
1,045	MGM Resorts International*	26,909
274	Vail Resorts, Inc.	19,095

		67,306

Household Durables – 2.9%
414	Jarden Corp.*	23,424
680	Lennar Corp. Class A	27,812
336	Meritage Homes Corp.*	13,477
308	Mohawk Industries, Inc.*	41,783

		106,496

Household Products – 1.0%
484	Spectrum Brands Holdings, Inc.	37,689

Independent Power Producers & Energy Traders – 0.7%
715	NRG Energy, Inc.	25,483

Industrial Conglomerates – 1.1%
477	Carlisle Cos., Inc.	40,478

Insurance – 8.3%
1,014	Allied World Assurance Co. Holdings AG	38,025
1,406	American Equity Investment Life Holding Co.	31,663
790	Brown & Brown, Inc.	23,850
2,145	CNO Financial Group, Inc.	34,599
567	Endurance Specialty Holdings Ltd.	29,325
49	Markel Corp.*	31,371
521	ProAssurance Corp.	23,679
722	Protective Life Corp.	37,761
636	Validus Holdings Ltd.	23,742
624	W.R. Berkley Corp.	27,812

		301,827

Internet Software & Services – 0.7%
623	Everyday Health, Inc.*	11,077
200	IAC/InterActiveCorp.	13,242

		24,319

IT Services* – 0.5%
543	Vantiv, Inc. Class A	16,828

Life Sciences Tools & Services – 0.5%
429	PerkinElmer, Inc.	19,292

Shares	Description	Value
Common Stocks – (continued)
Machinery – 6.0%
582	Actuant Corp. Class A	$ 20,678
365	Crane Co.	27,050
205	Graco, Inc.	14,961
516	Kennametal, Inc.	23,241
239	Pall Corp.	20,253
190	SPX Corp.	19,881
693	Terex Corp.	26,653
556	The Timken Co.	35,706
789	Xylem, Inc.	29,430

		217,853

Media – 1.7%
959	Gannett Co., Inc.	26,651
955	Live Nation Entertainment, Inc.*	22,652
265	The Madison Square Garden Co. Class A*	14,535

		63,838

Metals & Mining – 1.4%
408	Reliance Steel & Aluminum Co.	29,356
899	Steel Dynamics, Inc.	15,526
205	United States Steel Corp.	4,723

		49,605

Multi-Utilities – 1.2%
362	NorthWestern Corp.	17,376
622	Vectren Corp.	24,805

		42,181

Multiline Retail* – 0.6%
419	Dollar Tree, Inc.	22,220

Oil, Gas & Consumable Fuels – 6.0%
227	Athlon Energy, Inc.*	9,865
1,337	Laredo Petroleum, Inc.*	36,995
1,086	Newfield Exploration Co.*	39,617
1,227	Rex Energy Corp.*	24,393
1,202	Rice Energy, Inc.*	38,139
528	SM Energy Co.	40,028
529	Tesoro Corp.	29,730

		218,767

Paper & Forest Products* – 0.7%
883	KapStone Paper and Packaging Corp.	25,651

Professional Services – 0.4%
335	Robert Half International, Inc.	15,273

Real Estate Investment Trusts – 11.7%
1,145	American Campus Communities, Inc.	44,472
2,069	Brixmor Property Group, Inc.	45,001
2,547	CBL & Associates Properties, Inc.	47,934
781	Douglas Emmett, Inc.	22,172
1,209	Highwoods Properties, Inc.	49,061

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
301	National Health Investors, Inc.	$ 18,879
1,379	Pebblebrook Hotel Trust	49,010
973	Post Properties, Inc.	49,769
318	PS Business Parks, Inc.	26,772
1,899	Starwood Property Trust, Inc.	46,317
2,593	Strategic Hotels & Resorts, Inc.*	28,264

		427,651

Real Estate Management & Development – 0.8%
1,184	Kennedy-Wilson Holdings, Inc.	29,328

Semiconductors & Semiconductor Equipment – 1.5%
1,207	Fairchild Semiconductor International, Inc.*	17,707
726	Semtech Corp.*	18,832
1,114	Teradyne, Inc.	19,829

		56,368

Software* – 3.6%
1,910	Cadence Design Systems, Inc.	31,878
743	PTC, Inc.	27,342
573	SS&C Technologies Holdings, Inc.	24,439
623	Synopsys, Inc.	23,979
536	Verint System, Inc.	24,833

		132,471

Specialty Retail – 1.1%
444	Foot Locker, Inc.	21,392
485	GNC Acquisition Holdings, Inc. Class A	17,906

		39,298

Textiles, Apparel & Luxury Goods – 1.8%
380	Hanesbrands, Inc.	32,235
266	PVH Corp.	35,014

		67,249

Thrifts & Mortgage Finance – 1.0%
1,531	Radian Group, Inc.	22,077
647	Washington Federal, Inc.	13,477

		35,554

Trading Companies & Distributors* – 1.1%
457	WESCO International, Inc.	39,037

TOTAL COMMON STOCKS – 100.7%		$3,676,781

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(25,986)

NET ASSETS – 100.0%		$3,650,795

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,544,874

Gross unrealized gain	194,669
Gross unrealized loss	(62,762)

Net unrealized security gain	$131,907

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of May 31, 2014:

GROWTH AND INCOME FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$472,775,379	$—	$—
Short-term Investments	—	4,200,000	—
Total	$472,775,379	$4,200,000	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$1,483,234,554	$—	$—
Short-term Investments	—	9,500,000	—
Total	$1,483,234,554	$9,500,000	$—

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$10,117,136,693	$—	$—
Short-term Investments	—	27,600,000	—
Total	$10,117,136,693	$27,600,000	$—

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$5,887,807,866	$—	$—
Investment Company	4,782,999	—	—
Short-term Investments	—	104,700,000	—
Total	$5,892,590,865	$104,700,000	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$3,676,781	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2014, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of June 2, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Growth and Income	$4,200,000	$4,200,029	$4,298,854
Large Cap Value	9,500,000	9,500,066	9,723,598
Mid Cap Value	27,600,000	27,600,192	28,249,612
Small Cap Value	104,700,000	104,700,727	107,164,291

REPURCHASE AGREEMENTS — At May 31, 2014, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Growth and Income	Large Cap Value	Mid Cap Value	Small Cap Value
BNP Paribas Securities Co.	0.090%	$1,104,018	$2,497,183	$7,254,976	$27,521,593
Citigroup Global Markets, Inc.	0.070	350,482	792,757	2,303,167	8,737,013
Merrill Lynch & Co., Inc.	0.080	1,086,844	2,458,339	7,142,120	27,093,479
TD Securities (USA) LLC	0.080	876,205	1,981,892	5,757,917	21,842,533
TD Securities (USA) LLC	0.090	613,343	1,387,324	4,030,542	15,289,773
Wells Fargo Securities LLC	0.080	169,108	382,505	1,111,278	4,215,609
TOTAL		$4,200,000	$9,500,000	$27,600,000	$104,700,000

At May 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.161% to 1.460%	02/16/16 to 11/21/18
Federal Home Loan Bank	2.875	06/14/24
Federal Home Loan Mortgage Corp.	0.500 to 6.000	04/17/15 to 05/01/44
Federal National Mortgage Association	1.375 to 7.125	03/01/15 to 06/01/44
Government National Mortgage Association	3.000 to 5.000	09/15/42 to 06/20/43
United States Treasury Bill	0.000	10/16/14
United States Treasury Inflation Protected Securities	0.500 to 2.500	07/15/14 to 07/15/16
United States Treasury Coupon-Only Stripped Security	0.000	11/15/15
United States Treasury Notes	0.250 to 2.125	03/31/15 to 08/15/21

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 24, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 24, 2014

*	Print the name and title of each signing officer under his or her signature.